Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,388,000.00
Previously Paid Amount	0.00
Total Fee Amount	903.76
Total Offset Amount	903.76
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A